Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	$ 1,247,760	$ 2,497,504
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of plant and equipment	459,655	337,861
Amortization of intangible assets and land-use rights	25,590	24,646
Amortization of right-of-use assets	13,916	79,648
Reversal of allowance for credit losses	(912,445)	(196,183)
(Reversal) provision of allowance for inventory impairment	(6,381)	3,442
Changes in operating assets and liabilities:
Accounts receivable	(9,502,813)	(7,789,903)
Other receivables	(1,211,974)	(1,118,164)
Other receivables - related parties	(234,616)	(5,320,208)
Inventories	(2,090,725)	256,201
Prepayments	(53,563)	(143,308)
Accounts payables	4,199,054	7,226,428
Accrued liabilities and other payables	1,904,880	1,767,057
Lease liabilities	(14,865)	(85,377)
Contract liabilities	107,643	2,087,048
Taxes payable	617,806	487,558
Net cash (used in) provided by operating activities	(5,451,079)	114,250
Cash flows from investing activity:
Purchase of plant and equipment		(4,416)
Net cash used in investing activity		(4,416)
Cash flows from financing activity:
Repayments of short-term bank loans	(696,853)	(1,118,765)
Proceeds from additional paid-in capital	5,353,931
Net cash (used in) provided by financing activity	4,657,078	(1,118,765)
Effect of exchange rate changes on cash	812,843	528,459
Net increase (decrease) in cash and cash equivalents	18,841	(480,473)
Cash and cash equivalents at beginning of period	28,654	499,745
Cash and cash equivalents at end of period	47,495	19,272
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 23,112	$ 433,913